Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.80654%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,134,582.16

Principal:
Principal Collections	$31,662,948.75
Prepayments in Full	$14,251,433.78
Liquidation Proceeds	$221,407.04
Recoveries	$1,092.85
Sub Total	$46,136,882.42
Collections	$52,271,464.58

Purchase Amounts:
Purchase Amounts Related to Principal	$129,725.95
Purchase Amounts Related to Interest	$560.19
Sub Total	$130,286.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,401,750.72

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,401,750.72
Servicing Fee	$1,249,651.43	$1,249,651.43	$0.00	$0.00	$51,152,099.29
Interest - Class A-1 Notes	$662,924.53	$662,924.53	$0.00	$0.00	$50,489,174.76
Interest - Class A-2a Notes	$1,080,000.00	$1,080,000.00	$0.00	$0.00	$49,409,174.76
Interest - Class A-2b Notes	$1,112,179.95	$1,112,179.95	$0.00	$0.00	$48,296,994.81
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$46,448,536.48
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$46,174,536.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,174,536.48
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$46,000,846.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,000,846.48
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$46,000,846.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,000,846.48
Regular Principal Payment	$142,608,713.66	$46,000,846.48	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,401,750.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,000,846.48
Total					$46,000,846.48

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$46,000,846.48	$139.40	$662,924.53	$2.01	$46,663,771.01	$141.41
Class A-2a Notes	$0.00	$0.00	$1,080,000.00	$3.60	$1,080,000.00	$3.60
Class A-2b Notes	$0.00	$0.00	$1,112,179.95	$4.54	$1,112,179.95	$4.54
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$46,000,846.48	$29.13	$5,151,252.81	$3.26	$51,152,099.29	$32.39

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$142,608,713.66	0.4321476	$96,607,867.18	0.2927511
Class A-2a Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-2b Notes	$245,000,000.00	1.0000000	$245,000,000.00	1.0000000
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,391,548,713.66	0.8813183	$1,345,547,867.18	0.8521843

Pool Information
Weighted Average APR	4.754%	4.760%
Weighted Average Remaining Term	53.97	53.18
Number of Receivables Outstanding	40,350	39,648
Pool Balance	$1,499,581,718.35	$1,452,876,626.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,404,393,753.65	$1,361,171,363.20
Pool Factor	0.8879595	0.8603036

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$91,705,263.34
Targeted Overcollateralization Amount	$123,284,220.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$107,328,759.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$439,576.29
(Recoveries)		2	$1,092.85
Net Loss for Current Collection Period			$438,483.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3509%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0231%
Second Prior Collection Period			0.2581%
Prior Collection Period			0.2101%
Current Collection Period			0.3564%
Four Month Average (Current and Prior Three Collection Periods)			0.2119%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		288	$1,084,617.38
(Cumulative Recoveries)			$10,429.83
Cumulative Net Loss for All Collection Periods			$1,074,187.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0636%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,766.03
Average Net Loss for Receivables that have experienced a Realized Loss			$3,729.82

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.56%	178	$8,137,781.78
61-90 Days Delinquent	0.11%	35	$1,615,276.16
91-120 Days Delinquent	0.01%	4	$180,124.87
Over 120 Days Delinquent	0.01%	3	$138,510.53
Total Delinquent Receivables	0.69%	220	$10,071,693.34

Repossession Inventory:
Repossessed in the Current Collection Period		11	$472,849.58
Total Repossessed Inventory		12	$556,079.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0634%
Prior Collection Period			0.0818%
Current Collection Period			0.1059%
Three Month Average			0.0837%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1331%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	115	$5,710,468.83
2 Months Extended	148	$6,605,237.25
3+ Months Extended	26	$1,097,227.85

Total Receivables Extended	289	$13,412,933.93
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer